UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 5/31

Date of reporting period: 8/31/16

Item 1.	Schedule of Investments.

BFS Equity Fund

Schedule of Investments

August 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.04%

Aerospace & Defense — 4.86%
Raytheon Co.	4,000	$560,520
United Technologies Corp.	6,000	638,580

		1,199,100

Airlines — 2.09%
Delta Air Lines, Inc.	14,000	514,500

Beverages — 3.73%
Constellation Brands, Inc. - Class A	3,000	492,150
PepsiCo, Inc.	4,000	427,000

		919,150

Biotechnology — 2.48%
Biogen, Inc. *	2,000	611,260

Chemicals — 2.44%
Mosaic Co./The	20,000	601,400

Commercial Banks — 2.06%
Wells Fargo & Co.	10,000	508,000

Computers & Peripherals — 3.44%
Apple, Inc.	8,000	848,800

Consumer Finance — 2.93%
American Express Co.	11,000	721,380

Diversified Financial Services — 2.46%
JPMorgan Chase & Co.	9,000	607,500

Electronic Equipment, Instruments & Components — 2.27%
Amphenol Corp. - Class A	9,000	560,790

Energy Equipment & Services — 2.88%
Schlumberger Ltd.	9,000	711,000

Food & Staples Retailing — 2.65%
CVS Health Corp.	7,000	653,800

Food Products — 2.19%
Mondelez International, Inc. - Class A	12,000	540,240

Health Care Equipment & Supplies — 2.56%
Abbott Laboratories	15,000	630,300

Hotels, Restaurants & Leisure — 1.83%
Starbucks Corp.	8,000	449,840

Industrial Conglomerates — 4.38%
Danaher Corp.	7,500	610,575
General Electric Co.	15,000	468,600

		1,079,175

Insurance — 3.60%
Chubb Ltd.	7,000	888,510

Internet & Catalog Retail — 3.12%
Amazon.com, Inc. *	1,000	769,160

Internet Software & Services — 6.27%
Alphabet, Inc. - Class A *	1,000	789,850
Facebook, Inc. - Class A *	6,000	756,720

		1,546,570

IT Services — 2.10%
Cognizant Technology Solutions Corp. - Class A *	9,000	516,960

Leisure Equipment & Products — 2.46%
Polaris Industries, Inc.	7,000	606,480

Life Sciences Tools & Services — 2.78%
Thermo Fisher Scientific, Inc.	4,500	684,855

See accompanying notes which are an integral part of this schedule of investments.

Machinery — 6.19%
Caterpillar, Inc.	6,000	491,700
Deere & Co.	6,000	507,300
Fortive Corp.	10,000	526,700

		1,525,700

Media — 3.07%
Walt Disney Co./The	8,000	755,680

Oil, Gas & Consumable Fuels — 3.18%
Exxon Mobil Corp.	9,000	784,260

Pharmaceuticals — 6.72%
Johnson & Johnson	4,000	477,360
Novartis AG ADR	8,500	669,545
Zoetis, Inc.	10,000	511,000

		1,657,905

Professional Services — 2.16%
Nielsen Holdings PLC	10,000	532,800

Software — 4.87%
Adobe Systems, Inc. *	5,000	511,550
Microsoft Corp.	12,000	689,520

		1,201,070

Specialty Retail — 1.90%
Home Depot, Inc./The	3,500	469,420

Textiles, Apparel & Luxury Goods — 4.37%
NIKE, Inc.	7,000	403,480
Under Armour, Inc. - Class A *	17,000	673,710

		1,077,190

Total Common Stocks (Cost $21,110,650)		24,172,795

Money Market Funds — 1.43%
Fidelity Prime Money Market Portfolio, Institutional Class, 0.42% (a)	353,233	353,233

Total Money Market Funds (Cost $353,233)		353,233

Total Investments – 99.47% (Cost $21,463,883)		24,526,028

Other Assets in Excess of Liabilities – 0.53%		130,836

NET ASSETS – 100.00%		$24,656,864

(a)	Rate disclosed is the seven day effective yield as of August 31, 2016.
*	Non-income producing security.

ADR — American Depositary Receipt

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At August 31, 2016, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

Tax Cost of Securities	$21,482,414
Unrealized Appreciation	$3,564,845
Unrealized Depreciation	(521,231)

Net Unrealized Appreciation	$3,043,614

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

BFS Equity Fund

Notes to the Schedule of Investments

August 31, 2016

(Unaudited)

The BFS Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The Fund has chosen specific identification as its tax lot identification method for all securities transactions. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are generally recorded as soon as such information becomes available. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

BFS Equity Fund

Notes to the Schedule of Investments - continued

August 31, 2016

(Unaudited)

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing agent when Bradley, Foster & Sargent, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing agent at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing agent at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing agent at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing agent and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing agent with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing agent does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$24,172,795	$—	$—	$24,172,795
Money Market Funds	353,233	—	—	353,233
Total	$24,526,028	$—	$—	$24,526,028

*	Refer to Schedule of Investments for industry classifications.

BFS Equity Fund

Notes to the Schedule of Investments - continued

August 31, 2016

(Unaudited)

The Fund did not hold any investments during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any assets during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels during the period ended August 31, 2016.

Cloud Capital Strategic All Cap Fund

Schedule of Investments

August 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 76.17%

Consumer Discretionary — 9.66%
Aaron’s, Inc.	775	$18,888
Abercrombie & Fitch Co., Class A	865	15,343
Advance Auto Parts, Inc.	92	14,403
Amazon.com, Inc. *	19	14,621
AMC Networks, Inc., Class A *	357	19,378
American Eagle Outfitters, Inc.	1,050	19,474
Ascena Retail Group, Inc. *	2,163	17,605
AutoNation, Inc. *	299	14,172
AutoZone, Inc. *	18	13,599
Bed Bath & Beyond, Inc.	317	14,717
Best Buy Co., Inc.	372	14,309
Big Lots, Inc.	353	17,406
BorgWarner, Inc.	420	14,444
Brinker International, Inc.	363	19,492
Brunswick Corp.	417	19,172
Buffalo Wild Wings, Inc. *	121	19,575
Cabela’s, Inc., Class A *	393	19,240
Cable One, Inc.	36	19,691
CalAtlantic Group, Inc.	527	19,244
CarMax, Inc. *	245	14,443
Carnival Corp.	303	14,482
Carter’s, Inc.	196	18,695
CBS Corp., Class B	278	14,186
CEB, Inc.	342	20,598
Cheesecake Factory, Inc./The	376	19,353
Chico’s FAS, Inc.	1,653	20,960
Chipotle Mexican Grill, Inc. *	37	15,220
Churchill Downs, Inc.	131	19,517
Cinemark Holdings, Inc.	518	20,038
Coach, Inc.	363	13,854
Comcast Corp., Class A	224	14,586
Cracker Barrel Old Country Store, Inc.	121	18,481
CST Brands, Inc.	411	19,662
D.R. Horton, Inc.	443	14,196
Dana, Inc.	1,355	19,533
Darden Restaurants, Inc.	235	14,469
Deckers Outdoor Corp. *	385	25,132
Delphi Automotive PLC	218	15,395
DeVry Education Group, Inc.	796	18,336
Dick’s Sporting Goods, Inc.	331	19,412
Dillard’s, Inc., Class A	3	181
Discovery Communications, Inc., Class A *	554	14,140
Discovery Communications, Inc., Class C *	571	14,168
Dollar General Corp.	160	11,768
Dollar Tree, Inc. *	153	12,673
Domino’s Pizza, Inc.	135	20,145
Dunkin’ Brands Group, Inc.	400	19,594
Expedia, Inc.	128	14,007
Foot Locker, Inc.	216	14,162
Ford Motor Co.	1,183	14,901
Fossil Group, Inc. *	613	17,517
GameStop Corp., Class A	609	17,278
Gap, Inc./The	540	13,422

See accompanying notes which are an integral part of this schedule of investments.

Garmin Ltd.	271	13,304
General Motors Co.	458	14,607
Gentex Corp.	1,079	19,201
Genuine Parts Co.	141	14,480
Goodyear Tire & Rubber Co./The	496	14,544
Graham Holdings Co.	37	18,348
Guess?, Inc.	1,229	20,434
H&R Block, Inc.	594	12,860
Hanesbrands, Inc.	527	13,980
Harley-Davidson, Inc.	270	14,219
Harman International Industries, Inc.	170	14,435
Hasbro, Inc.	178	14,518
Helen of Troy Ltd. *	215	19,402
Home Depot, Inc./The	107	14,402
HSN, Inc.	447	18,693
International Speedway Corp., Class A	572	19,037
Interpublic Group of Cos., Inc.	630	14,584
J.C. Penney Co., Inc. *	1,900	17,913
Jack in the Box, Inc.	197	19,572
John Wiley & Sons, Inc., Class A	334	19,401
Johnson Controls, Inc.	323	14,188
Kate Spade & Co. *	991	18,495
KB Home	1,207	18,947
Kohl’s Corp.	324	14,360
L Brands, Inc.	189	14,400
Leggett & Platt, Inc.	278	14,614
Lennar Corp., Class A	304	14,356
Live Nation Entertainment, Inc. *	724	19,343
LKQ Corp. *	412	14,868
Lowe’s Companies, Inc.	189	14,479
Macy’s, Inc.	365	13,201
Marriott International, Inc., Class A	200	14,241
Mattel, Inc.	434	14,392
McDonald’s Corp.	127	14,679
Meredith Corp.	360	19,083
Michael Kors Holdings Ltd. *	288	14,112
Mohawk Industries, Inc. *	68	14,567
Murphy USA, Inc.	265	19,360
Netflix, Inc. *	152	14,810
New York Times Co./The, Class A	1,477	19,111
Newell Brands, Inc.	269	14,303
News Corp., Class A	1,054	14,813
News Corp., Class B	1,026	14,808
NIKE, Inc., Class B	247	14,209
Nordstrom, Inc.	275	13,901
NVR, Inc. *	11	19,344
Office Depot, Inc.	5,397	19,861
Omnicom Group, Inc.	172	14,839
O’Reilly Automotive, Inc. *	51	14,332
Panera Bread Co., Class A *	89	19,432
Polaris Industries, Inc.	210	18,158
Pool Corp.	193	19,476
Priceline Group, Inc./The *	10	14,548
PulteGroup, Inc.	670	14,323
PVH Corp.	134	14,477
Ralph Lauren Corp.	134	13,845
Restoration Hardware Holdings, Inc. *	551	18,571
Ross Stores, Inc.	227	14,133
Royal Caribbean Cruises Ltd.	204	14,523
Scripps Networks Interactive, Inc., Class A	227	14,390
Service Corp. International	724	19,132
Signet Jewelers Ltd.	156	12,763

See accompanying notes which are an integral part of this schedule of investments.

Skechers U.S.A., Inc., Class A *	772	18,761
Smith & Wesson Holding Corp. *	5,000	140,750
Sotheby’s	474	18,777
Staples, Inc.	1,687	14,444
Starbucks Corp.	260	14,641
Starwood Hotels & Resorts Worldwide, Inc.	186	14,398
Target Corp.	205	14,422
TEGNA, Inc.	681	13,796
Tempur Sealy International, Inc. *	244	19,111
Texas Roadhouse, Inc.	431	19,094
Thor Industries, Inc.	244	19,829
Tiffany & Co.	212	15,113
Time Warner, Inc.	181	14,213
Time, Inc.	1,363	19,224
TJX Cos., Inc./The	186	14,370
Toll Brothers, Inc. *	610	18,954
Tractor Supply Co.	173	14,501
TRI Pointe Group, Inc. *	1,386	18,788
TripAdvisor, Inc. *	233	14,191
Tupperware Brands Corp.	295	19,306
Twenty-First Century Fox, Inc., Class A	587	14,403
Twenty-First Century Fox, Inc., Class B	574	14,261
Ulta Salon Cosmetics & Fragrance Inc *	53	13,135
Under Armour, Inc., Class A *	337	13,339
Under Armour, Inc., Class C *	373	13,308
Urban Outfitters, Inc. *	396	14,209
VF Corp.	226	13,994
Viacom, Inc., Class B	351	14,147
Vista Outdoor, Inc. *	494	19,654
Walt Disney Co./The	152	14,400
Wendy’s Co./The	1,952	19,893
Whirlpool Corp.	79	14,026
Williams-Sonoma, Inc.	363	19,102
Wyndham Worldwide Corp.	206	14,554
Wynn Resorts Ltd.	152	13,591
Yum! Brands, Inc.	163	14,790

		2,568,487

Consumer Staples — 7.83%
Altria Group, Inc.	347	22,913
Archer-Daniels-Midland Co.	521	22,799
Avon Products, Inc.	11,840	67,486
Boston Beer Co, Inc./The, Class A *	348	63,592
Brown-Forman Corp., Class B	458	22,216
Campbell Soup Co.	380	23,070
Casey’s General Stores, Inc.	496	65,164
Church & Dwight Co., Inc.	230	22,894
Clorox Co./The	177	23,168
Coca-Cola Co./The	526	22,842
Colgate-Palmolive Co.	309	22,954
ConAgra Foods, Inc.	496	23,123
Constellation Brands, Inc., Class A	139	22,805
Costco Wholesale Corp.	137	22,267
CVS Health Corp.	236	21,997
Dean Foods Co.	3,860	66,427
Dr. Pepper Snapple Group, Inc.	244	22,875
Edgewell Personal Care Co.	861	68,881
Energizer Holdings, Inc.	1,345	66,470
Estee Lauder Cos., Inc./The, Class A	250	22,279
Flowers Foods, Inc.	4,346	64,794
General Mills, Inc.	324	22,975
Hain Celestial Group, Inc./The *	1,780	65,421
Hershey Co./The	202	20,221

See accompanying notes which are an integral part of this schedule of investments.

Hormel Foods Corp.	588	22,490
Ingredion, Inc.	483	66,096
JM Smucker Co./The	159	22,614
Kellogg Co.	278	22,825
Kimberly-Clark Corp.	179	22,964
Kraft Heinz Co./The	255	22,843
Kroger Co.	705	22,559
Lancaster Colony Corp.	496	66,747
McCormick & Co., Inc.	225	22,954
Mead Johnson Nutrition Co.	269	22,918
Molson Coors Brewing Co., Class B	229	23,475
Mondelez International, Inc., Class A	531	23,922
Monster Beverage Corp. *	145	22,378
PepsiCo, Inc.	213	22,720
Philip Morris International, Inc.	229	22,869
Post Holdings, Inc. *	775	65,714
Procter & Gamble Co./The	263	22,963
Reynolds American, Inc.	453	22,449
Snyder’s-Lance, Inc.	1,874	66,221
Sprouts Farmers Market, Inc. *	2,880	64,888
SUPERVALU, Inc. *	12,130	66,475
Sysco Corp.	433	22,437
Tootsie Roll Industries, Inc.	1,753	66,756
TreeHouse Foods, Inc. *	685	64,849
Tyson Foods, Inc., Class A	305	23,059
United Natural Foods, Inc. *	1,392	63,496
Walgreens Boots Alliance, Inc.	277	22,378
Wal-Mart Stores, Inc.	315	22,523
WestRock Co.	1,049	50,259
WhiteWave Foods Co./The *	1,701	94,293
Whole Foods Market, Inc.	779	23,660

		2,082,427

Energy — 8.96%
Anadarko Petroleum Corp.	561	29,982
Apache Corp.	589	29,268
Baker Hughes, Inc.	601	29,540
Cabot Oil & Gas Corp.	1,199	29,533
Chesapeake Energy Corp. *	4,832	30,683
Chevron Corp.	307	30,890
Cimarex Energy Co.	233	30,819
Concho Resources, Inc. *	241	31,137
ConocoPhillips	724	29,727
Consol Energy, Inc. *	3,896	71,068
Denbury Resources, Inc. *	22,379	68,928
Devon Energy Corp.	689	29,866
Diamond Offshore Drilling, Inc.	1,605	29,644
Dril-Quip, Inc. *	1,201	66,749
Energen Corp.	1,242	71,429
Ensco PLC, Class A	8,392	63,692
EOG Resources, Inc.	342	30,306
EQT Corp.	434	31,035
Exxon Mobil Corp.	357	31,076
FMC Technologies, Inc. *	1,093	30,826
Gulfport Energy Corp. *	2,556	73,108
Halliburton Co.	690	29,664
Helmerich & Payne, Inc.	495	29,915
Hess Corp.	554	30,071
HollyFrontier Corp.	2,633	68,138
Kinder Morgan, Inc.	1,405	30,695
Marathon Oil Corp.	1,893	28,439
Marathon Petroleum Corp.	749	31,835
Murphy Oil Corp.	1,058	28,274

See accompanying notes which are an integral part of this schedule of investments.

Nabors Industries Ltd.	6,831	67,898
National Oilwell Varco, Inc.	879	29,475
Newfield Exploration Co. *	678	29,382
Noble Corp. PLC	11,358	65,425
Noble Energy, Inc.	875	30,181
Occidental Petroleum Corp.	407	31,249
Oceaneering International, Inc.	2,464	65,339
Oil States International, Inc. *	2,132	66,134
Patterson-UTI Energy, Inc.	3,334	64,981
Phillips 66	402	31,507
Pioneer Natural Resources Co.	172	30,828
QEP Resources, Inc.	3,410	65,138
Range Resources Corp.	756	29,176
Rowan Companies PLC, Class A	5,250	65,417
Schlumberger Ltd.	381	30,123
SM Energy Co.	1,843	69,826
Southwestern Energy Co. *	2,209	30,722
Spectra Energy Corp.	862	30,714
Superior Energy Services, Inc. *	3,862	64,994
Tesoro Corp.	416	31,355
Transocean Ltd.	3,046	29,548
Valero Energy Corp.	568	31,412
Western Refining, Inc.	3,021	76,005
Williams Cos., Inc./The	1,094	30,573
World Fuel Services Corp.	1,551	69,161
WPX Energy, Inc. *	5,829	69,942

		2,382,842

Financials — 7.33%
Affiliated Managers Group, Inc. *	116	16,476
Aflac, Inc.	226	16,789
Alexander & Baldwin, Inc.	362	14,530
Alleghany Corp. *	27	14,704
Allstate Corp.	243	16,780
American Express Co.	252	16,539
American Financial Group, Inc.	203	15,244
American International Group, Inc.	283	16,902
Ameriprise Financial, Inc.	169	17,045
Aon PLC	151	16,821
Arthur J Gallagher & Co.	343	16,950
Aspen Insurance Holdings Ltd.	338	15,524
Associated Banc-Corp.	760	15,071
Assurant, Inc.	192	17,165
BancorpSouth, Inc.	621	15,463
Bank of America Corp.	1,085	17,511
Bank of Hawaii Corp.	211	15,200
Bank of New York Mellon Corp./The	411	17,137
Bank of the Ozarks, Inc.	391	15,327
BB&T Corp.	436	16,767
Berkshire Hathaway, Inc., Class B *	110	16,627
BlackRock, Inc.	44	16,542
Brown & Brown, Inc.	406	15,210
Capital One Financial Corp.	239	17,148
Cathay General Bancorp	483	15,188
CBOE Holdings, Inc.	218	14,992
Charles Schwab Corp./The	548	17,229
Chubb Ltd.	132	16,744
Cincinnati Financial Corp.	217	16,767
Citigroup, Inc.	355	16,967
Citizens Financial Group, Inc.	700	17,345
CME Group, Inc.	156	16,921
CNO Financial Group, Inc.	940	15,276
Comerica, Inc.	362	17,114

See accompanying notes which are an integral part of this schedule of investments.

Commerce Bancshares, Inc.	303	15,350
Cullen/Frost Bankers, Inc.	206	15,011
Discover Financial Services	285	17,086
E*TRADE Financial Corp. *	655	17,287
East West Bancorp, Inc.	428	15,896
Eaton Vance Corp.	372	14,887
Endurance Specialty Holdings Ltd.	228	15,022
Everest Re Group Ltd.	78	15,102
F.N.B. Corp.	1,206	15,062
Federated Investors, Inc., Class B	460	14,845
Fifth Third Bancorp	844	17,016
First American Financial Corp.	350	15,093
First Horizon National Corp.	990	15,230
Franklin Resources, Inc.	449	16,399
Fulton Financial Corp.	1,050	15,180
Genworth Financial, Inc., Class A *	3,641	17,222
Goldman Sachs Group, Inc./The	98	16,618
Hancock Holding Co.	472	15,418
Hanover Insurance Group, Inc.	189	14,790
Hartford Financial Services Group, Inc./The	408	16,776
Intercontinental Exchange, Inc.	58	16,471
International Bancshares Corp.	515	15,272
Invesco Ltd.	541	16,861
Janus Capital Group, Inc.	1,013	15,063
Jones Lang LaSalle, Inc.	126	14,717
JPMorgan Chase & Co.	251	16,962
Kemper Corp.	408	15,268
KeyCorp	1,363	17,121
Legg Mason, Inc.	482	16,659
Leucadia National Corp.	883	16,915
Lincoln National Corp.	360	17,287
Loews Corp.	400	16,729
M&T Bank Corp.	141	16,682
MarketAxess Holdings, Inc.	90	15,131
Marsh & McLennan Cos., Inc.	246	16,654
MB Financial, Inc.	379	14,858
Mercury General Corp.	283	15,361
MetLife, Inc.	407	17,650
Moody’s Corp.	157	17,029
Morgan Stanley	538	17,258
MSCI, Inc., Class A	170	15,302
Nasdaq, Inc.	236	16,798
Navient Corp.	1,151	16,552
New York Community Bancorp, Inc.	1,037	15,676
Northern Trust Corp.	241	16,993
Old Republic International Corp.	779	14,974
PacWest BanCorp	350	15,163
People’s United Financial, Inc.	1,061	17,242
PNC Financial Services Group, Inc.	193	17,385
Primerica, Inc.	266	15,121
Principal Financial Group, Inc.	350	17,158
PrivateBancorp, Inc.	326	14,978
Progressive Corp./The	512	16,658
Prosperity Bancshares, Inc.	275	15,269
Prudential Financial, Inc.	215	17,076
Raymond James Financial, Inc.	263	15,289
Regions Financial Corp.	1,708	17,024
Reinsurance Group of America, Inc.	145	15,539
RenaissanceRe Holdings Ltd.	128	15,332
S&P Global, Inc.	137	16,887
SEI Investments Co.	321	14,800
Signature Bank *	127	15,483

See accompanying notes which are an integral part of this schedule of investments.

SLM Corp. *	2,026	15,023
State Street Corp.	240	16,842
Stifel Financial Corp. *	393	15,453
SunTrust Banks, Inc.	387	17,053
SVB Financial Group *	138	15,376
Synchrony Financial	612	17,044
Synovus Financial Corp.	462	15,277
T. Rowe Price Group, Inc.	239	16,631
TCF Financial Corp.	1,050	15,379
Torchmark Corp.	263	17,015
Travelers Cos., Inc./The	142	16,866
Trustmark Corp.	535	15,168
U.S. Bancorp	382	16,876
Umpqua Holdings Corp.	922	15,132
Unum Group	482	17,150
Valley National Bancorp	1,582	15,266
W.R. Berkley Corp.	258	15,323
Waddell & Reed Financial, Inc., Class A	792	14,735
Washington Federal, Inc.	570	15,092
Webster Financial Corp.	396	15,310
Wells Fargo & Co.	342	17,360
Willis Towers Watson PLC	134	16,661
WisdomTree Investments, Inc.	1,450	15,226
XL Group Ltd.	490	16,758
Zions BanCorp	571	17,463

		1,949,431

Health Care — 8.87%
Abbott Laboratories	533	22,395
AbbVie, Inc.	354	22,709
ABIOMED, Inc. *	302	35,643
Aetna, Inc.	196	22,938
Agilent Technologies, Inc.	491	23,066
Akorn, Inc. *	1,244	33,478
Alexion Pharmaceuticals, Inc. *	171	21,540
Align Technology, Inc. *	391	36,353
Allergan PLC *	93	21,745
Allscripts Healthcare Solutions, Inc. *	2,822	36,427
AmerisourceBergen Corp.	264	22,917
Amgen, Inc.	135	22,957
AmSurg Corp. *	571	37,055
Anthem, Inc.	182	22,724
Baxter International, Inc.	489	22,865
Becton Dickinson and Co.	134	23,755
Biogen, Inc. *	74	22,542
Bio-Rad Laboratories, Inc., Class A *	238	35,482
Bio-Techne Corp.	341	35,879
Boston Scientific Corp. *	972	23,144
Bristol-Myers Squibb Co.	393	22,564
C.R. Bard, Inc.	108	23,764
Cardinal Health, Inc.	286	22,760
Catalent, Inc. *	1,426	35,973
Celgene Corp.	206	21,972
Centene Corp. *	332	22,684
Cerner Corp. *	362	23,372
Charles River Laboratories International, Inc. *	438	36,418
Cigna Corp.	176	22,627
Community Health Systems, Inc. *	3,471	37,071
Cooper Cos., Inc./The	197	36,610
DaVita HealthCare Partners, Inc. *	359	23,225
Dentsply Sirona, Inc.	388	23,838
Edwards LifeSciences Corp. *	200	23,086
Eli Lilly & Co.	293	22,780

See accompanying notes which are an integral part of this schedule of investments.

Endo International PLC *	997	20,648
Express Scripts Holding Co. *	304	22,136
Gilead Sciences, Inc.	289	22,644
Halyard Health, Inc. *	994	36,215
HCA Holdings, Inc. *	313	23,641
Henry Schein, Inc. *	146	23,838
Hill-Rom Holdings, Inc.	625	37,045
Hologic, Inc.	583	22,414
Humana, Inc.	130	23,282
IDEXX Laboratories, Inc. *	330	37,175
Illumina, Inc. *	135	22,764
Intuitive Surgical, Inc. *	34	23,111
Johnson & Johnson	195	23,286
Laboratory Corp. of America Holdings *	169	23,109
LifePoint Health, Inc. *	648	36,684
LivaNova PLC *	598	35,905
Mallinckrodt PLC *	282	21,020
McKesson Corp.	121	22,271
Mednax, Inc. *	563	36,997
Medtronic PLC	265	23,076
Merck & Co., Inc.	367	23,037
Mettler-Toledo International, Inc. *	89	35,704
Molina Healthcare, Inc. *	650	34,978
Mylan NV *	509	21,553
Owens & Minor, Inc.	1,078	37,066
PAREXEL International Corp. *	523	35,554
Patterson Companies, Inc.	497	22,843
PerkinElmer, Inc.	417	22,224
Perrigo Co. PLC	255	23,224
Pfizer, Inc.	664	23,119
Prestige Brands Holdings, Inc. *	750	36,116
Quest Diagnostics, Inc.	276	22,846
Regeneron Pharmaceuticals, Inc. *	55	21,737
ResMed, Inc.	537	35,833
St. Jude Medical, Inc.	282	21,939
STERIS PLC	520	36,719
Stryker Corp.	205	23,694
Teleflex, Inc.	200	36,702
Tenet Healthcare Corp. *	1,512	36,140
Thermo Fisher Scientific, Inc.	151	22,954
United Therapeutics Corp. *	282	34,472
UnitedHealth Group, Inc.	164	22,362
Universal Health Services, Inc., Class B	192	23,085
Varian Medical Systems, Inc. *	245	23,536
VCA, Inc. *	504	35,659
Vertex Pharmaceuticals, Inc. *	241	22,824
Waters Corp. *	144	22,617
WellCare Health Plans, Inc. *	318	35,788
West Pharmaceutical Services, Inc.	448	36,656
Zimmer Biomet Holdings, Inc.	180	23,299
Zoetis, Inc.	456	23,303

		2,359,202

Industrials — 9.28%
3M Co.	105	18,759
A.O. Smith Corp.	217	20,926
Acuity Brands, Inc.	67	18,508
AECOM *	640	19,726
AGCO Corp.	420	20,408
Alaska Air Group, Inc.	279	18,869
Allegion PLC	260	18,548
American Airlines Group, Inc.	516	18,730
AMETEK, Inc.	378	18,444

See accompanying notes which are an integral part of this schedule of investments.

B/E Aerospace, Inc.	419	21,198
Boeing Co./The	140	18,145
Carlisle Companies, Inc.	199	20,885
Caterpillar, Inc.	225	18,416
CH Robinson Worldwide, Inc.	273	18,921
Cintas Corp.	165	19,425
CLARCOR, Inc.	322	21,062
Clean Harbors, Inc. *	428	20,446
Copart, Inc. *	394	20,105
Crane Co.	318	20,481
CSX Corp.	661	18,700
Cummins, Inc.	149	18,742
Curtiss-Wright Corp.	232	20,840
Danaher Corp.	288	23,476
Deere & Co.	212	17,962
Delta Air Lines, Inc.	512	18,816
Deluxe Corp.	305	20,818
Donaldson Co., Inc.	557	20,898
Dover Corp.	253	18,339
Dun & Bradstreet Corp./The	136	18,693
Dycom Industries, Inc. *	226	18,311
Eaton Corp. PLC	277	18,440
EMCOR Group, Inc.	383	21,909
Emerson Electric Co.	349	18,374
Equifax, Inc.	143	18,848
Esterline Technologies Corp. *	272	20,901
Expeditors International of Washington, Inc.	367	18,565
Fastenal Co.	429	18,507
FedEx Corp.	112	18,407
Flowserve Corp.	380	18,381
Fluor Corp.	352	18,270
Fortive Corp.	363	19,142
Fortune Brands Home & Security, Inc.	295	18,738
FTI Consulting, Inc. *	475	21,049
GATX Corp.	454	19,929
General Dynamics Corp.	124	18,813
General Electric Co.	601	18,764
Genesee & Wyoming, Inc., Class A *	298	20,258
Graco, Inc.	275	20,281
Granite Construction, Inc.	425	20,421
Herman Miller, Inc.	587	21,184
HNI Corp.	382	21,310
Honeywell International, Inc.	160	18,729
Hubbell, Inc.	190	20,592
Huntington Ingalls Industries, Inc.	124	20,429
IDEX Corp.	221	20,642
Illinois Tool Works, Inc.	157	18,626
Ingersoll-Rand PLC	276	18,796
ITT, Inc.	575	20,814
Jacobs Engineering Group, Inc. *	343	18,091
JB Hunt Transport Services, Inc.	228	18,095
Joy Global, Inc.	754	20,571
Kansas City Southern	190	18,332
KBR, Inc.	1,339	19,658
Kennametal, Inc.	720	20,128
Kirby Corp. *	375	19,551
KLX, Inc. *	565	21,086
L-3 Communications Holdings, Inc.	127	18,890
Landstar System, Inc.	301	20,811
Lennox International, Inc.	131	21,097
Lincoln Electric Holdings, Inc.	320	20,318
Lockheed Martin Corp.	75	18,307

See accompanying notes which are an integral part of this schedule of investments.

ManpowerGroup	292	20,842
Masco Corp.	526	18,657
MSA Safety, Inc.	362	21,062
MSC Industrial Direct Co., Inc., Class A	282	20,571
Nordson Corp.	209	20,643
Norfolk Southern Corp.	204	19,171
Northrop Grumman Corp.	87	18,555
NOW, Inc. *	974	20,098
Old Dominion Freight Line, Inc. *	298	21,179
Orbital ATK, Inc.	275	20,713
Oshkosh Corp.	383	20,672
PACCAR, Inc.	312	18,685
Parker-Hannifin Corp.	151	18,496
Pentair PLC	288	18,452
Pitney Bowes, Inc.	1,016	19,056
Quanta Services, Inc. *	714	18,383
R.R. Donnelley & Sons Co.	1,219	20,843
Raytheon Co.	133	18,600
Regal-Beloit Corp.	326	19,983
Republic Services, Inc.	367	18,518
Robert Half International, Inc.	489	18,745
Rockwell Automation, Inc.	158	18,313
Rockwell Collins, Inc.	222	18,552
Rollins, Inc.	739	21,053
Roper Technologies, Inc.	106	18,868
Ryder System, Inc.	286	18,771
Snap-on, Inc.	121	18,619
Southwest Airlines Co.	513	18,910
Stanley Black & Decker, Inc.	153	18,987
Stericycle, Inc. *	221	18,973
Teledyne Technologies, Inc. *	192	20,598
Terex Corp.	850	20,639
Textron, Inc.	459	18,735
Timken Co./The	608	20,597
Toro Co./The	211	20,506
TransDigm Group, Inc. *	66	18,700
Trinity Industries, Inc.	822	20,084
Triumph Group, Inc.	647	20,620
Tyco International PLC	417	18,228
Union Pacific Corp.	196	18,709
United Continental Holdings, Inc. *	394	19,865
United Parcel Service, Inc., Class B	171	18,720
United Rentals, Inc. *	229	18,866
United Technologies Corp.	174	18,478
Valmont Industries, Inc.	156	20,293
Verisk Analytics, Inc. *	229	19,002
W.W. Grainger, Inc.	81	18,745
Wabtec Corp.	274	20,988
Waste Connections, Inc.	9	688
Waste Management, Inc.	288	18,415
Watsco, Inc.	142	20,964
Werner Enterprises, Inc.	854	19,720
Woodward, Inc.	335	21,008
Worthington Industries, Inc.	959	41,158
Xylem, Inc.	369	18,742

		2,467,689

Information Technology — 9.17%
3D Systems Corp.	1,135	16,452
Accenture PLC, Class A	146	16,795
ACI Worldwide, Inc. *	970	18,522
Activision Blizzard, Inc.	419	17,335
Acxiom Corp. *	702	18,249

See accompanying notes which are an integral part of this schedule of investments.

Adobe Systems, Inc. *	168	17,206
Advanced Micro Devices, Inc. *	2,317	17,146
Akamai Technologies, Inc. *	315	17,315
Alliance Data Systems Corp. *	84	17,274
Alphabet, Inc., Class A *	21	16,814
Alphabet, Inc., Class C *	22	16,861
Amphenol Corp., Class A	276	17,179
Analog Devices, Inc.	265	16,568
ANSYS, Inc. *	183	17,367
Apple, Inc.	156	16,552
Applied Materials, Inc.	566	16,876
ARRIS International PLC *	660	18,536
Arrow Electronics, Inc. *	267	17,600
Autodesk, Inc. *	268	18,039
Automatic Data Processing, Inc.	189	16,943
Avnet, Inc.	429	17,862
Belden, Inc.	241	17,999
Broadcom Ltd.	96	16,923
Broadridge Financial Solutions, Inc.	262	18,139
Brocade Communications Systems, Inc.	1,738	15,605
CA, Inc.	497	16,841
Cadence Design Systems, Inc. *	710	18,060
CDK Global, Inc.	309	17,944
Ciena Corp. *	814	17,465
Cisco Systems, Inc.	551	17,309
Citrix Systems, Inc. *	192	16,784
Cognex Corp.	357	17,771
Cognizant Technology Solutions Corp., Class A *	291	16,694
CommVault Systems, Inc. *	343	17,701
Computer Sciences Corp.	379	17,824
comScore, Inc. *	650	20,059
Convergys Corp.	605	18,038
CoreLogic, Inc. *	449	18,403
Corning, Inc.	744	16,888
Cree, Inc. *	752	18,045
CSRA, Inc.	652	16,555
Cypress Semiconductor Corp.	1,579	18,841
Diebold, Inc.	625	17,532
DST Systems, Inc.	148	17,982
eBay, Inc. *	552	17,745
Electronic Arts, Inc. *	207	16,790
EMC Corp.	595	17,254
F5 Networks, Inc. *	135	16,534
Facebook, Inc., Class A *	135	17,057
FactSet Research Systems, Inc.	84	14,886
Fair Isaac Corp.	141	18,040
Fairchild Semiconductor International, Inc. *	909	18,085
FEI Co.	168	17,925
Fidelity National Information Services, Inc.	211	16,729
First Solar, Inc. *	449	16,991
Fiserv, Inc. *	162	16,709
FLIR Systems, Inc.	551	16,979
Fortinet, Inc. *	506	18,301
Gartner, Inc. *	197	17,891
Global Payments, Inc.	221	16,810
Harris Corp.	184	17,121
Hewlett Packard Enterprise Co.	769	16,509
HP, Inc.	1,154	16,578
Ingram Micro, Inc., Class A	510	17,841
Integrated Device Technology, Inc. *	884	17,759
Intel Corp.	475	17,060
InterDigital, Inc.	259	18,502

See accompanying notes which are an integral part of this schedule of investments.

International Business Machines Corp.	105	16,690
Intersil Corp., Class A	960	18,943
Intuit, Inc.	149	16,583
IPG Photonics Corp. *	210	18,241
j2 Global, Inc.	270	18,380
Jabil Circuit, Inc.	850	18,022
Jack Henry & Associates, Inc.	202	17,643
Juniper Networks, Inc.	719	16,592
Keysight Technologies, Inc. *	588	17,888
KLA-Tencor Corp.	247	17,100
Knowles Corp. *	1,256	17,465
Lam Research Corp.	179	16,696
Leidos Holdings, Inc.	446	18,067
Lexmark International, Inc., Class A	503	18,003
Linear Technology Corp.	288	16,778
Manhattan Associates, Inc. *	298	18,034
MasterCard, Inc., Class A	175	16,895
MAXIMUS, Inc.	304	17,874
Mentor Graphics Corp.	758	18,210
Microchip Technology, Inc.	274	16,952
Micron Technology, Inc. *	1,034	17,052
Microsemi Corp. *	441	17,633
Microsoft Corp.	291	16,718
Motorola Solutions, Inc.	219	16,855
National Instruments Corp.	631	17,631
NCR Corp. *	527	17,851
NetApp, Inc.	481	16,641
NetScout Systems, Inc. *	608	17,991
NeuStar, Inc., Class A *	753	19,128
Nielsen Holdings PLC	355	18,898
NVIDIA Corp.	268	16,425
Oracle Corp.	405	16,706
Paychex, Inc.	280	16,969
PayPal Holdings, Inc. *	445	16,550
Plantronics, Inc.	357	18,078
Polycom, Inc. *	1,441	17,925
PTC, Inc. *	423	18,031
Q2 Holdings, Inc. *	500	14,160
Qorvo, Inc. *	298	17,136
QUALCOMM, Inc.	267	16,827
Rackspace Hosting, Inc. *	637	20,042
Red Hat, Inc. *	225	16,432
Salesforce.com, Inc. *	216	17,158
Science Applications International Corp.	285	18,168
Seagate Technology PLC	524	17,695
Silicon Laboratories, Inc. *	322	18,460
Skyworks Solutions, Inc.	229	17,180
Symantec Corp.	704	16,991
Synaptics, Inc. *	323	18,418
SYNNEX Corp.	167	17,686
Synopsys, Inc. *	305	18,059
TE Connectivity Ltd.	266	16,911
Tech Data Corp. *	221	16,373
Teradata Corp. *	527	16,728
Teradyne, Inc.	851	17,921
Texas Instruments, Inc.	240	16,702
Total System Services, Inc.	346	17,063
Trimble Navigation Ltd. *	645	17,678
Tyler Technologies, Inc. *	108	17,748
Ultimate Software Group, Inc./The *	86	17,968
VeriFone Systems, Inc. *	921	18,283
VeriSign, Inc. *	223	16,617

See accompanying notes which are an integral part of this schedule of investments.

ViaSat, Inc. *	237	17,790
Visa, Inc., Class A	208	16,794
Vishay Intertechnology, Inc.	1,280	18,124
WebMD Health Corp. *	359	18,517
Western Digital Corp.	362	16,905
Western Union Co./The	790	16,994
WEX, Inc. *	180	17,906
Xerox Corp.	1,728	17,025
Xilinx, Inc.	315	17,050
Yahoo!, Inc. *	394	16,823
Zebra Technologies Corp., Class A *	259	18,129

		2,439,588

Materials — 8.63%
Air Products & Chemicals, Inc.	302	47,046
Albemarle Corp.	564	45,088
Alcoa, Inc.	4,492	45,280
Allegheny Technologies, Inc.	2,320	39,581
AptarGroup, Inc.	533	41,532
Ashland, Inc.	357	41,769
Avery Dennison Corp.	602	46,590
Ball Corp.	583	46,194
Bemis Co., Inc.	797	41,947
Cabot Corp.	827	41,258
Carpenter Technology Corp.	1,094	39,687
CF Industries Holdings, Inc.	1,888	49,096
Commercial Metals Co.	2,552	39,615
Compass Minerals International, Inc.	555	41,332
Domtar Corp.	1,100	41,048
Dow Chemical Co./The	874	46,856
E.I. du Pont de Nemours & Co.	668	46,494
Eagle Materials, Inc.	496	39,860
Eastman Chemical Co.	697	47,346
Ecolab, Inc.	382	46,973
FMC Corp.	971	45,569
Freeport-McMoRan, Inc., Class B	3,885	39,976
Greif, Inc., Class A	987	42,089
International Flavors & Fragrances, Inc.	340	47,081
International Paper Co.	996	48,307
Louisiana-Pacific Corp. *	2,144	41,771
Lyondellbasell Industries NV, Class A	595	46,952
Martin Marietta Materials, Inc.	240	43,963
Minerals Technologies, Inc.	586	41,370
Monsanto Co.	434	46,248
Mosaic Co./The	1,595	47,956
NewMarket Corp.	93	40,437
Newmont Mining Corp.	1,081	41,356
Nucor Corp.	929	45,086
Olin Corp.	1,908	41,295
Owens-Illinois, Inc. *	2,559	45,876
Packaging Corp. of America	537	42,208
PolyOne Corp.	1,206	41,585
PPG Industries, Inc.	441	46,672
Praxair, Inc.	383	46,725
Reliance Steel & Aluminum Co.	557	40,123
Royal Gold, Inc.	496	36,377
RPM International, Inc.	754	41,102
Scotts Miracle-Gro Co./The, Class A	502	41,597
Sealed Air Corp.	985	46,434
Sensient Technologies Corp.	562	41,156
Sherwin-Williams Co./The	160	45,429
Silgan Holdings, Inc.	860	41,377
Sonoco Products Co.	800	41,222

See accompanying notes which are an integral part of this schedule of investments.

Steel Dynamics, Inc.	1,619	39,856
United States Steel Corp.	1,968	38,255
Valspar Corp./The	390	41,121
Vulcan Materials Co.	393	44,707

		2,295,870

Real Estate Investment Trusts — 3.80%
Alexandria Real Estate Equities, Inc.	136	14,997
American Campus Communities, Inc.	300	15,041
American Tower Corp., Class A	144	16,332
Apartment Investment & Management Co., Class A	375	16,958
AvalonBay Communities, Inc.	95	16,711
Boston Properties, Inc.	117	16,457
Camden Property Trust	173	15,217
Care Capital Properties, Inc.	505	15,157
CBRE Group, Inc. *	561	16,782
Communications Sales & Leasing, Inc.	500	15,610
Corporate Office Properties Trust	515	14,691
Corrections Corp. of America	795	12,658
Crown Castle International Corp.	177	16,750
DCT Industrial Trust, Inc.	303	14,742
Digital Realty Trust, Inc.	169	16,720
Douglas Emmett, Inc.	399	14,978
Duke Realty Corp.	529	14,882
Education Realty Trust, Inc.	325	14,721
EPR Properties	187	14,643
Equinix, Inc.	45	16,565
Equity One, Inc.	475	14,737
Equity Residential	256	16,597
Essex Property Trust, Inc.	73	16,646
Extra Space Storage, Inc.	206	16,572
Federal Realty Investment Trust	105	16,630
First Industrial Realty Trust, Inc.	515	14,821
General Growth Properties, Inc.	566	16,482
HCP, Inc.	420	16,514
Healthcare Realty Trust, Inc.	419	14,681
Highwoods Properties, Inc.	278	14,763
Hospitality Properties Trust	483	14,720
Host Hotels & Resorts, Inc.	899	16,012
Iron Mountain, Inc.	435	16,702
Kilroy Realty Corp.	210	15,287
Kimco Realty Corp.	557	16,749
Lamar Advertising Co., Class A	236	14,734
LaSalle Hotel Properties	520	14,603
Liberty Property Trust	365	15,029
Life Storage, Inc.	164	14,795
Macerich Co./The	203	16,655
Mack-Cali Realty Corp.	527	14,635
Medical Properties Trust, Inc.	950	14,508
Mid-America Apartment Communities, Inc.	157	14,785
National Retail Properties, Inc.	288	14,448
Omega Healthcare Investors, Inc.	409	14,798
Post Properties, Inc.	224	14,878
Potlatch Corp.	373	14,122
Prologis, Inc.	311	16,534
Public Storage	73	16,457
Rayonier, Inc.	543	14,941
Realty Income Corp.	248	16,272
Regency Centers Corp.	186	14,969
Senior Housing Properties Trust	675	15,088
Simon Property Group, Inc.	78	16,707
SL Green Realty Corp.	143	16,826
Tanger Factory Outlet Centers, Inc.	367	14,909

See accompanying notes which are an integral part of this schedule of investments.

Taubman Centers, Inc.	188	14,619
UDR, Inc.	463	16,753
Urban Edge Properties	515	14,762
Ventas, Inc.	226	16,389
Vornado Realty Trust	162	16,745
Washington Prime Group, Inc.	1,095	15,046
Weingarten Realty Investors	360	14,851
Welltower, Inc.	217	16,647
Weyerhaeuser Co.	524	16,696

		1,011,726

Telecommunication Services — 0.57%
AT&T, Inc.	628	25,666
CenturyLink, Inc.	882	24,515
Frontier Communications Corp.	5,510	25,348
Level 3 Communications, Inc. *	520	25,787
Telephone & Data Systems, Inc.	873	24,343
Verizon Communications, Inc.	485	25,389

		151,048

Utilities — 2.07%
AES Corp.	733	8,852
Alliant Energy Corp.	232	8,792
Ameren Corp.	177	8,760
American Electric Power Co., Inc.	134	8,677
American Water Works Co., Inc.	116	8,599
Aqua America, Inc.	467	14,211
Atmos Energy Corp.	198	14,592
Black Hills Corp.	247	14,435
CenterPoint Energy, Inc.	390	8,771
CMS Energy Corp.	207	8,704
Consolidated Edison, Inc.	117	8,769
Dominion Resources, Inc., Class A	117	8,713
DTE Energy Co.	94	8,742
Duke Energy Corp.	109	8,686
Edison International	120	8,759
Entergy Corp.	113	8,799
Eversource Energy	161	8,669
Exelon Corp.	257	8,742
FirstEnergy Corp.	270	8,842
Great Plains Energy, Inc.	523	14,217
Hawaiian Electric Industries, Inc.	491	14,747
IDACORP, Inc.	194	14,755
MDU Resources Group, Inc.	627	14,786
National Fuel Gas Co.	255	14,526
New Jersey Resources Corp.	431	14,484
NextEra Energy, Inc.	72	8,740
NiSource, Inc.	360	8,618
NRG Energy, Inc.	708	8,571
OGE Energy Corp.	471	14,651
ONE Gas, Inc.	240	14,701
ONEOK, Inc.	657	30,824
PG&E Corp.	140	8,686
Pinnacle West Capital Corp.	116	8,680
PNM Resources, Inc.	446	14,191
PPL Corp.	252	8,762
Public Service Enterprise Group, Inc.	204	8,729
Questar Corp.	593	14,836
SCANA Corp.	123	8,669
Sempra Energy	84	8,752
Southern Co./The	173	8,872
Southwest Gas Corp.	208	14,542
Talen Energy Corp. *	1,074	14,829
UGI Corp.	326	14,815

See accompanying notes which are an integral part of this schedule of investments.

Vectren Corp.	294	14,373
WEC Energy Group, Inc.	146	8,726
Westar Energy, Inc.	271	14,907
WGL Holdings, Inc.	230	14,452
Xcel Energy, Inc.	211	8,718

		552,273

Total Common Stocks (Cost $19,051,006)		20,260,583

Exchange-Traded Funds — 14.31%

Consumer Discretionary Select Sector SPDR Fund	100	8,056
iShares Russell 2000 ETF	30,500	3,758,210
ProShares UltraPro S&P 500	100	7,405
SPDR S&P MidCap 400 ETF Trust	100	28,508
Technology Select Sector SPDR Fund	100	4,699
		3,806,878

Total Exchange-Traded Funds (Cost $3,700,898)		3,806,878

Rights — 0.00%
Consumer Staples — 0.00%
Safeway, Inc. (Casa Ley) * (a)	1,104	1,121
Safeway, Inc. (Property Development Centers) * (a)	1,104	54

		1,175

Total Rights (Cost $0)		1,175

Cash Equivalents — 9.57%

FOLIOfn Investment Cash Account, 0.01% (b)	34	34
FOLIOfn Investment Sweep Account, 0.01% (b)	2,545,634	2,545,634

		2,545,668

Total Cash Equivalents (Cost $2,545,668)		2,545,668

Total Investments – 100.05% (Cost $25,297,572)		26,614,304

Liabilities in Excess of Other Assets – (0.05)%		(12,569)

NET ASSETS – 100.00%		$26,601,735

(a)	Securities have been deemed illiquid and represent 0.00% of the Fund’s net assets.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At August 31, 2016, the net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Tax Cost of Securities	$26,561,692
Unrealized Appreciation	404,886
Unrealized Depreciation	(352,274)

Net Unrealized Appreciation	$52,612

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

Cloud Capital Strategic All Cap Fund

Notes to the Schedules of Investments

August 31, 2016

(Unaudited)

The Cloud Capital Strategic All Cap Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Cloud Capital Strategic All Cap Fund

Notes to the Schedules of Investments - continued

August 31, 2016

(Unaudited)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing agent when Cloud Capital LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing agent at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing agent at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing agent at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing agent and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing agent with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing agent does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s net asset value calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair-value pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$20,260,583	$—	$—	$20,260,583
Exchange-Traded Funds	3,806,878	—	—	3,806,878
Cash Equivalents	2,545,668	—	—	2,545,668
Rights*	—	—	1,175	1,175
Total	$26,613,129	$—	$1,175	$26,614,304

*	Refer to the Schedule of Investments for industry classifications.

Cloud Capital Strategic All Cap Fund

Notes to the Schedules of Investments - continued

August 31, 2016

(Unaudited)

The Fund did not hold any investments during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any derivative instruments during the reporting period. The following is a summary of the Level 3 reconciliation as of August 31, 2016:

Rights
Balance as of May 31, 2016	$1,175
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of August 31, 2016	$1,175

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels during the period ended August 31, 2016.

LS Opportunity Fund

Schedule of Investments

August 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - Long - Domestic — 82.17%
Consumer Discretionary — 6.46%
Brinker International, Inc.	4,300	$230,953
Darden Restaurants, Inc. (a)	2,900	178,756
Home Depot, Inc./The (a)	2,000	268,240
Hyatt Hotels Corp. - Class A *	2,300	123,004
Lowe’s Companies, Inc.	4,800	367,488
Yum! Brands, Inc. (a)	6,650	603,221

		1,771,662

Consumer Staples — 9.39%
Church & Dwight Co., Inc. (a)	5,300	526,926
Coca-Cola Co./The (a)	6,500	282,295
Colgate-Palmolive Co. (a)	4,700	349,398
Mondelez International, Inc. - Class A (a)	9,800	441,196
PepsiCo, Inc. (a)	2,400	256,200
Procter & Gamble Co./The (a)	6,000	523,860
Wal-Mart Stores, Inc. (a)	2,700	192,888

		2,572,763

Energy — 1.92%
Hess Corp.	2,700	146,610
Noble Energy, Inc.	11,000	379,280

		525,890

Financials — 40.94%
Aflac, Inc. (a)	5,600	415,408
Beneficial Bancorp, Inc. (a)	20,100	303,108
Berkshire Hathaway, Inc. - Class B (a)*	13,300	2,001,517
Brown & Brown, Inc.	12,700	475,869
Central Pacific Financial Corp. (a)	5,800	148,422
Citigroup, Inc. (a)	11,600	553,784
Comerica, Inc.	3,000	141,870
Erie Indemnity Co. - Class A	800	81,624
Federated Investors, Inc. - Class B	14,800	478,040
Hartford Financial Services Group, Inc./The	11,000	451,770
Invesco Ltd.	15,200	474,088
KeyCorp	42,100	528,776
Leucadia National Corp. (a)	22,500	430,875
Marsh & McLennan Cos., Inc. (a)	4,300	290,809
Oritani Financial Corp. (a)	13,100	210,517
PJT Partners, Inc. - Class A	7,600	187,492
PNC Financial Services Group, Inc. (a)	8,100	729,810
Primerica, Inc. (a)	8,300	472,519
ProAssurance Corp. (a)	6,000	330,120
Progressive Corp./The (a)	12,700	413,512
Selective Insurance Group, Inc.	4,600	183,540
T. Rowe Price Group, Inc. (a)	10,100	702,354
Torchmark Corp.	6,200	401,016
Travelers Cos., Inc./The	2,300	273,033
U.S. Bancorp (a)	12,300	543,045

		11,222,918

See accompanying notes which are an integral part of this schedule of investments.

Health Care — 4.84%
Abbott Laboratories (a)	5,800	$243,716
Invacare Corp. (a)	5,700	67,659
Johnson & Johnson (a)	4,000	477,360
Merck & Co., Inc. (a)	1,700	106,743
Patterson Companies, Inc. (a)	9,400	432,400

		1,327,878

Industrials — 5.75%
Celadon Group, Inc.	14,500	113,245
CIRCOR International, Inc.	4,600	271,676
Eaton Corp. PLC (a)	5,900	392,586
General Dynamics Corp.	2,300	350,106
Kirby Corp. *	2,300	119,830
United Technologies Corp.	3,100	329,933

		1,577,376

Information Technology — 12.21%
Automatic Data Processing, Inc. (a)	5,200	467,012
eBay, Inc. (a)*	4,600	147,936
FLIR Systems, Inc. (a)	12,300	379,209
Microsoft Corp. (a)	14,800	850,408
Paychex, Inc. (a)	4,500	273,015
PayPal Holdings, Inc. (a)*	8,900	330,635
Science Applications International Corp. (a)	7,400	472,194
VeriSign, Inc. (a)*	1,800	134,010
Xilinx, Inc. (a)	5,400	292,734

		3,347,153

Real Estate Investment Trusts — 0.66%
Four Corners Property Trust, Inc. (a)	1,398	28,953
Parkway Properties, Inc. (a)	8,400	151,200

		180,153

Total Common Stocks - Long - Domestic (Cost $21,022,956)		22,525,793

Common Stocks - Long - International — 11.40%

Consumer Staples — 2.37%
Diageo PLC ADR (a)	4,000	449,920
Nestle SA	2,500	199,226

		649,146

Energy — 1.24%
Suncor Energy, Inc.	12,500	338,875

Financials — 6.64%
Arch Capital Group Ltd. (a)*	6,300	509,922
Endurance Specialty Holdings Ltd. (a)	8,450	556,432
RenaissanceRe Holdings Ltd. (a)	3,170	379,449
Validus Holdings Ltd.	7,400	375,846

		1,821,649

Materials — 1.15%
Agnico Eagle Mines Ltd.	6,200	314,030

Total Common Stocks - Long - International (Cost $2,781,655)		3,123,700

See accompanying notes which are an integral part of this schedule of investments.

	Contracts
Options Purchased – Long* — 0.16%

AXIS Capital Holdings Ltd., Put @ $55, Expiring September 2016	22	110
Carmax, Inc., Put @ $43, Expiring January 2017	44	3,080
Carmax, Inc., Put @ $45, Expiring January 2017	7	630
Carmax, Inc., Put @ $50, Expiring January 2017	24	4,080
Cheesecake Factory, Inc./The, Put @ $48, Expiring November 2016	16	1,440
Cheesecake Factory, Inc./The, Put @ $48, Expiring January 2017	12	1,680
Chubb Ltd., Put @ $110, Expiring November 2016	25	2,375
Cincinnati Financial Corp., Put @ $60, Expiring September 2016	37	925
Cullen/Frost Bankers, Inc., Put @ $55, Expiring January 2017	32	800
Howard Hughes Corp./The, Put @ $100, Expiring October 2016	16	640
Howard Hughes Corp./The, Put @ $100, Expiring January 2017	10	800
Lowe’s Companies, Inc., Call @ $80, Expiring January 2017	22	4,444
MetLife, Inc., Call @ $52.50, Expiring January 2017	50	600
MetLife, Inc., Call @ $52.50, Expiring January 2018	10	1,380
MetLife, Inc., Call @ $55, Expiring January 2018	10	1,100
Mondelez International, Inc., Call @ $50, Expiring January 2017	39	3,237
Mondelez International, Inc., Call @ $45, Expiring March 2017	28	8,372
Panera Bread Co., Put @ $200, Expiring January 2017	5	2,750
Texas Roadhouse, Inc., Put @ $45, Expiring December 2016	10	2,850
Texas Roadhouse, Inc., Put @ $40, Expiring March 2017	17	2,635
Willis Towers Watson PLC, Put @ $110, Expiring October 2016	17	85

Total Options Purchased - Long (Cost $106,889)		44,013

Total Investments – 93.73% (Cost $23,911,500)		25,693,506

Total Securities Sold Short – (30.32)% (Proceeds Received $7,920,375)		(8,312,385)

Other Assets in Excess of Liabilities – 36.59%		10,031,228

NET ASSETS – 100.00%		$27,412,349

(a)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on August 31, 2016 was $14,752,210.
*	Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

LS Opportunity Fund

Schedule of Securities Sold Short

August 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - Short - Domestic — (17.93)%

Consumer Staples — (3.59)%
Constellation Brands, Inc. - Class A	(900)	$(147,645)
Kellogg Co.	(3,700)	(304,177)
Molson Coors Brewing Co. - Class B	(5,200)	(532,064)

		(983,886)

Energy — (0.62)%
Chevron Corp.	(1,700)	(170,986)

Financials — (11.14)%
Allstate Corp.	(2,800)	(193,088)
American Financial Group, Inc.	(2,000)	(150,300)
Ameriprise Financial, Inc.	(3,600)	(363,888)
AmTrust Financial Services, Inc.	(9,100)	(241,059)
Arthur J Gallagher & Co.	(5,600)	(276,696)
Cincinnati Financial Corp.	(5,400)	(416,394)
Community Bank System, Inc.	(3,500)	(166,075)
CVB Financial Corp.	(2,300)	(40,917)
Horace Mann Educators Corp.	(8,200)	(299,710)
Markel Corp. *	(265)	(246,744)
Principal Financial Group, Inc.	(3,300)	(161,931)
Trustmark Corp.	(6,300)	(178,668)
Unum Group	(8,900)	(316,929)

		(3,052,399)

Industrials — (2.12)%
Lockheed Martin Corp.	(1,200)	(291,564)
PACCAR, Inc.	(2,100)	(125,664)
Union Pacific Corp.	(1,700)	(162,401)

		(579,629)

Information Technology — (0.46)%
Apple, Inc.	(1,200)	(127,320)

Total Common Stocks - Short - Domestic (Proceeds Received $4,480,477)		(4,914,220)

See accompanying notes which are an integral part of this schedule of securities sold short.

Common Stocks - Short - International — (12.39)%

Financials — (12.39)%
Allied World Assurance Co. Holdings AG	(3,400)	$(137,904)
Chubb Ltd.	(3,958)	(502,389)
Comdirect Bank AG	(1,700)	(17,608)
Commonwealth Bank of Australia	(10,300)	(555,880)
Everest Re Group Ltd.	(2,200)	(425,436)
HSBC Holdings PLC ADR	(3,800)	(141,360)
Third Point Reinsurance Ltd. *	(2,600)	(33,852)
UBS Group AG	(16,000)	(231,200)
Westpac Banking Corp.	(12,969)	(287,143)
Willis Towers Watson PLC	(4,506)	(558,789)
XL Group Ltd.	(14,800)	(506,604)

Total Common Stocks - Short - International (Proceeds Received $3,439,898)		(3,398,165)

Total Securities Sold Short – (30.32)% (Proceeds Received $7,920,375)		$(8,312,385)

*	Non-dividend expense producing security.

ADR — American Depositary Receipt

The sectors shown on the schedule of securities sold short are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of securities sold short.

At August 31, 2016, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, for federal tax purposes was as follows:

Unrealized appreciation	$2,178,088
Unrealized depreciation	(1,062,797)

Net unrealized appreciation (depreciation)	$1,115,291

Aggregate cost of securities for income tax purposes	$16,265,830

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

LS Opportunity Fund

Notes to the Schedule of Investments

August 31, 2016

(Unaudited)

The LS Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income and dividend expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (REITs) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1(Form 1065). Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including Exchange Traded Funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The amount of the loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees (“Board”), or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

Dividend expenses on securities sold short and borrowing costs are not covered under the Long Short Advisors, LLC (the “Adviser”) expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The amount of restricted cash held at the broker as collateral for securities sold short was $8,682,533 as of August 31, 2016.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

August 31, 2016

(Unaudited)

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange traded funds, real estate investment trusts, and American depositary receipts are generally valued by using market quotations, furnished by a pricing agent. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing agent at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing agent at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing agent and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing

LS Opportunity Fund

Notes to the Schedule of Investments – continued

August 31, 2016

(Unaudited)

agent with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing agent does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the funds. These securities are categorized as Level 1 securities.

Call and put options that the Fund invests in are generally traded on an exchange and are generally valued at the last trade price as provided by a pricing agent. If the last sale price is not available, the options will be valued using the last bid price.

The options will generally be categorized as Level 1 securities unless the market is considered inactive, in which case, they will be categorized as Level 2 securities.

Derivative instruments the Fund invests in, such as forward currency exchange contracts, are valued by a pricing agent at the interpolated rates based on the prevailing banking rates and are generally categorized as Level 2 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair-value pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$25,649,493	$—	$—	$25,649,493
Options Purchased	44,013	—	—	44,013
Total	$25,693,506	$—	$—	$25,693,506

*	Please refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks*	$(8,312,385)	$—	$—	$(8,312,385)
Total	$(8,312,385)	$—	$—	$(8,312,385)

*	Please refer to the Schedule of Securities Sold Short for industry classifications.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

August 31, 2016

(Unaudited)

The Fund did not hold any investments during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels during the period ended August 31, 2016.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	10/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	10/25/2016

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	10/25/2016